UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2009

Date of reporting period: MARCH 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (82.88%)
Bank Debt (73.26%) (1)
Architectural, Engineering, and Related Services (2.05%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14
(Acquired 2/6/09, Amortized Cost $15,187,920)	$18,080,857	$18,478,636	2.05%

Cable Service Carriers (6.07%)
Bresnan Communications, LLC, 2nd Lien Term Loan, LIBOR +4.5%, due 3/29/14
(Acquired 11/22/06, Amortized Cost $20,196,094)	$19,750,000	16,787,500	1.86%
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK, due 11/21/17
(Acquired 12/28/07, Amortized Cost $47,858,918) - (Germany) (3)	€32,549,726	38,017,673	4.21%
Total Cable Service Carriers		54,805,173

Communications Equipment Manufacturing (9.06%)
Dialogic Corporation, Senior Secured Notes, 15.00%, due 9/30/10
(Acquired 12/05/2008, Amortized Cost $5,333,333)	$5,333,333	5,239,467	0.58%
Dialogic Corporation, Senior Secured Notes, LIBOR +10%, due 9/30/10
(Acquired 9/9/08 and 9/10/08, Amortized Cost $39,548,000)	$40,000,000	37,422,000	4.15%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR +3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $49,733,325)	$52,907,792	39,045,951	4.33%
Total Communications Equipment Manufacturing		81,707,418

Computer and Peripheral Equipment Manufacturing (1.63%)
Palm, Inc., Tranche B Term Loan, LIBOR +3.5%, due 4/24/14
(Acquired 12/13/07, Amortized Cost $27,099,224)	$30,110,249	14,754,022	1.63%

Data Processing, Hosting and Related Services (13.01%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR +4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $24,027,978) (8)	$24,518,345	18,879,126	2.09%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $65,940,204) (8)	$68,264,167	51,539,446	5.71%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $15,016,913) (8)	$15,016,913	12,141,174	1.35%
Terremark Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $39,520,650) (8)	$39,738,999	34,841,167	3.86%
Total Data Processing, Hosting and Related Services		117,400,913

Gambling Industries (3.94%)
Gateway Casinos, Inc., 2nd Lien Term Loan, LIBOR+5.50%, due 3/31/15
(Acquired 5/30/08, 6/5/08, 6/12/08 and 6/26/08, Amortized Cost $41,466,250) - (Canada)	$61,000,000	33,080,300	3.67%
Tropicana Entertainment, Term Loan, Prime + 3.25%, due 1/03/12
(Acquired 12/7/07 and 12/11/07, Amortized Cost $9,612,500) (4)	$10,000,000	2,438,890	0.27%
Total Gambling Industries		35,519,190

Industrial Machinery Manufacturing (1.02%)
Edwards Limited 2nd Lien Term Loan, LIBOR + 5.75%, due 11/30/14
(Acquired 7/15/08, 8/14/08, and 9/03/08, Amortized Cost $14,662,500)	$21,750,000	9,243,750	1.02%

Management, Scientific, and Technical Consulting Services (1.10%)
Booz Allen Hamilton Mezzanine Loan, 11% Cash + 2% PIK, due 7/31/16
(Acquired 8/1/08, Amortized cost $11,240,578)	$11,354,118	9,892,276	1.10%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Motor Vehicle Manufacturing (1.10%)
General Motors Corporation, Revolver, LIBOR+1.75%, due 7/20/11
(Acquired 9/26/07, 9/27/07, 10/18/07, 11/07/07, 12/04/07,
and 12/14/07, Amortized Cost $29,337,553)	$32,000,000	$9,917,553	1.10%

Motor Vehicle Parts Manufacturing (1.24%)
Visteon Corporation, 1st Lien Term Loan, LIBOR +3%, due 6/13/13
(Acquired 11/16/07, 11/20/07, 12/14/07, 12/19/07, and 12/20/07,
Amortized Cost $61,610,533)	$71,627,582	11,236,577	1.24%

Offices of Real Estate Agents and Brokers (1.05%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, 8/17/07 and 3/25/09, Amortized Cost $23,528,750)	$35,000,000	9,450,000	1.05%

Other Electrical Equipment and Component Manufacturing (4.84%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, 12/31/12
(Acquired 12/31/07, Amortized Cost $23,662,876)	$23,662,876	21,237,431	2.35%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR +7.5%, 12/31/13
(Acquired 12/31/07 and 2/6/09, Amortized Cost $26,850,250)	$28,000,000	22,498,000	2.49%
Total Other Electrical Equipment and Component Manufacturing		43,735,431

Petroleum and Coal Products Manufacturing (1.77%)
Building Materials Corporation of America, 2nd Lien Term Loan, LIBOR + 5.75%, due 9/15/14
(Acquired 6/11/08 and 6/12/08, Amortized Cost $25,287,788)	$30,882,501	15,955,960	1.77%

Radio and Television Broadcasting (0.23%)
High Plains Broadcasting Operating Company, Term Loan, LIBOR + 5%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $979,959)	$1,076,878	428,059	0.05%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $3,704,099)	$4,070,439	1,617,999	0.18%
Total Radio and Television Broadcasting		2,046,058

Satellite Telecommunications (6.56%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4.0% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/28/07, Amortized Cost $29,276,235) (8)	$30,813,627	29,272,945	3.24%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 8.5% Cash + 7.25% PIK, due 8/15/11
(Acquired 6/28/07, Amortized Cost $31,873,970) (8)	$33,554,989	30,008,227	3.32%
Total Satellite Telecommunications		59,281,172

Semiconductor and Other Electronic Component Manufacturing (2.73%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 6.75%, due 12/18/12
(Acquired 1/24/08, Amortized Cost $31,388,742)	$36,298,299	24,682,843	2.73%

Sporting Goods, Hobby and Musical Instrument Stores (0.15%)
Toys R Us, Real Estate Term Loan, LIBOR +3%, due 12/9/08
(Acquired 10/18/06, Amortized Cost $2,968,051)	$2,960,650	1,361,899	0.15%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Telecom Wireline (15.71%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
LIBOR + 6.25% Cash + 1% PIK, due 12/31/12
(Acquired 4/18/08 and 4/24/08, Amortized Cost $1,874,754)	$2,399,067	$713,722	0.08%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $33,800,856)	$38,346,453	19,940,156	2.21%
Hawaiian Telcom Communications Inc., Tranche C Term Loan, LIBOR + 2.25%, due 4/30/12
(Acquired 4/22/08, 4/25/08, 4/28/08, 4/30/08, 5/15,08 and 5/19/08, Amortized Cost $2,210,535)	$2,906,651	1,349,517	0.15%
Hawaiian Telcom Communications Inc., Revolver, LIBOR + 2.25%, due 4/30/12
(Acquired 5/9/08 and 5/16/08, Cost $3,774,094)	$4,862,092	2,177,681	0.24%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $42,284,543)	$42,604,543	7,583,609	0.84%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 8/1/06, Amortized Cost $26,120,454)	$27,208,806	11,247,440	1.25%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $29,249,141) (8)	$30,076,238	18,451,772	2.04%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $44,251,265) (8)	$44,752,265	36,428,344	4.04%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $5,607,877) - (Netherlands) (3), (8)	€4,103,088	3,395,152	0.38%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $55,675,570) - (Netherlands) (3), (8)	€40,419,884	40,461,819	4.48%
Total Telecom Wireline		141,749,212

Total Bank Debt (Cost $961,762,282)		661,218,083

Other Corporate Debt Securities (9.62%)
Architectural, Engineering, and Related Services (0.85%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$26,625,000	7,641,375	0.85%

Gambling Industries (1.26%)
Harrah's Operating Company Inc., Senior Notes, 5.375%, due 12/15/13	$30,222,000	4,864,835	0.54%
Harrah's Operating Company Inc., Senior Notes, 10.75%, due 2/1/16	$34,055,000	6,470,450	0.72%
Total Gambling Industries		11,335,285

Home Furnishings Stores (0.07%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	643,689	0.07%

Industrial Machinery Manufacturing (1.96%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $17,971,496) (5)	$20,743,000	17,714,522	1.96%

Offices of Real Estate Agents and Brokers (0.44%)
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$6,284,000	1,762,034	0.20%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$13,099,000	2,163,300	0.24%
Total Offices of Real Estate Agents and Brokers		3,925,334

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal
	Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Other Amusement and Recreation Industries (0.16%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/01/07, Amortized Cost $13,374,972) (4), (5)	$13,097,333	$1,427,609	0.16%

Plastics Product Manufacturing (0.05%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (4)	$6,115,000	431,413	0.05%

Radio and Television Broadcasting (0.42%)
Radio One Inc., Sr. Sub Notes, 8.875%, due 7/1/11	$11,050,000	3,757,000	0.42%

Satellite Telecommunications (2.28%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11	$35,199,380	20,620,853	2.28%

Sporting Goods, Hobby and Musical Instrument Stores (2.07%)
Michaels Stores, Inc., Senior Unsecured Notes, 10%, due 11/01/14	$6,265,000	2,981,764	0.33%
Michaels Stores, Inc., Senior Notes, 11.375%, due 11/01/16	$42,000,000	15,662,640	1.74%
Total Sporting Goods, Hobby and Musical Instrument Stores		18,644,404

Telecom Wireline (0.06%)
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.50%, due 5/1/13
(Acquired 6/5/08, 6/10/08, 6/12/08 and 6/13/08 Amortized Cost $5,025,972) (4), (5)	$12,870,000	514,800	0.06%

Total Other Corporate Debt Securities (Cost $210,348,043)		86,656,284

Total Debt Investments (Cost $1,172,110,325)		747,874,367

Equity Securities (2.82%)
Activities Related to Credit Intermediation (0.47%)
Online Resources Corporation, Common Stock (4)	1,001,000	4,214,210	0.47%

Data Processing, Hosting, and Related Services (0.56%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $2,510,633) (4), (5), (9)	2,611,059	4,908,790	0.54%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $100,425) (4), (5), (9)	104,442	196,351	0.02%
Total Data Processing, Hosting, and Related Services		5,105,141

Depository Credit Intermediation (0.48%)
Doral GP Ltd., GP Interest
(Acquired 7/12/07, Cost $225) (2), (4), (5), (6)	100	225	0.00%
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $24,911,825) (4), (5)	24,911,825	4,434,780	0.48%
Total Depository Credit Intermediation		4,435,005

Industrial Machinery Manufacturing (0.06%)
GSI Group, Inc., Common Stock
(Acquired 8/20/08, Cost $3,030,191) (4), (5)	578,680	549,746	0.06%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Partnership

	Principal
	Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Equity Securities (continued)
Motor Vehicle Manufacturing (0.11%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	27,076,712	$1,001,838	0.11%

Satellite Telecommunications (0.22%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $219,103) (4), (5), (8)	16,893	2,028,849	0.22%

Telecom Wireline (0.92%)
Interstate Fibernet, Inc., Common Stock (4), (5)	930,569	632,787	0.07%
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Amortized Cost $8,982,701) - (Cayman Islands) (3), (4), (5), (8)	6,550,500	7,671,733	0.85%
Total Telecom Wireline		8,304,520

Total Equity Securities (Cost $64,752,591)		25,639,309

Total Investments (Cost $1,236,862,916) (7)		773,513,676

Cash and Cash Equivalents (14.30%)
Toyota Motor Credit Corporation, Commercial Paper, 0.18%, due 4/1/09	$10,000,000	10,000,000	1.11%
Wells Fargo, Commercial Paper, 0.25%, due 4/1/09	$9,000,000	9,000,000	1.00%
UBS Finance, Commercial Paper, 0.77%, due 4/27/09	$10,000,000	9,994,439	1.11%
Wells Fargo, Commercial Paper, 0.12%, due 4/28/09	$4,000,000	3,999,640	0.44%
Toyota Motor Credit Corporation, Commercial Paper, 0.50%, due 5/12/09	$20,000,000	19,988,611	2.21%
US Treasury Bill, due 5/14/09	$13,000,000	12,997,671	1.44%
Union Bank of California, Commercial Paper, 0.65%, due 6/1/09	$30,000,000	29,966,958	3.32%
Cash Denominated in Foreign Currency (Cost $1,937,481)	€1,388,832	1,840,202	0.21%
Cash Held on Account at Various Institutions	$31,258,780	31,258,780	3.46%
Total Cash and Cash Equivalents		129,046,301

Total Cash and Investments		$902,559,977	100.00%

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $36,371,700 that have been segregated to collateralize certain unfunded commitments.

(8)	Priced by an independent third-party pricing service.

(9)	Priced by the Investment Manager.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $34,814,412 and $10,708,400, respectively. Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of investments for federal income tax purposes, excluding cash and cash equivalents, was $1,236,862,691.  Net unrealized depreciation aggregated $463,349,240, of which $7,786,129 related to appreciated investments and $471,135,369 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2009 was $701,298,275 or 77.70% of total cash and investments of the Partnership.

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which defines fair value, expands disclosures about fair value measurements, and establishes a hierarchy that prioritizes the inputs used to measure fair value.  The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At March 31, 2009, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$5,765,794
2	Other observable market inputs*	235,944,703
3	Independent third-party pricing sources that employ significant unobservable inputs	467,761,028
3	Internal valuations with significant unobservable inputs	64,042,151

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2009 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$487,684,039	$54,116,158
Net realized and unrealized gains (losses)	(1,606,046)	2,284,618
Net acquisitions and dispositions	27,221,810	-
Net transfers into (out of) category	(45,538,775)	7,641,375
Ending balance	$467,761,028	$64,042,151
Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(1,613,824)	$2,284,618

ITEM 2.	CONTROLS AND PROCEDURES.

(a)       The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)       Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 29, 2009

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: May 29, 2009